ACCOUNTING CHANGES (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total financial assets measured at amortised cost	$ 29,331,001
Total financial assets measured at FVOCI	2,394,323
IAS 39 [Member]
Disclosure of financial assets [line items]
Total financial assets measured at amortised cost	28,387,679
Total financial assets measured at FVOCI	2,574,969
Total financial assets measured at FVTPL	2,724,383
Reclassification [Member]
Disclosure of financial assets [line items]
Total financial assets measured at amortised cost	(107,846)
Total financial assets measured at FVOCI	107,846
Remeasurement [Member]
Disclosure of financial assets [line items]
Total financial assets measured at amortised cost	(97,322)
Total financial assets measured at FVOCI	361
IFRS 9 [Member]
Disclosure of financial assets [line items]
Total financial assets measured at amortised cost	28,182,511
Total financial assets measured at FVOCI	2,683,176
Total financial assets measured at FVTPL	2,274,383
Loans And Accounts Receivable From Customers [Member] | Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial assets [line items]
Opening balance under IAS 39
Addition: from amortised cost (net of allowance)	107,846
Remeasurement: ECL Allowance	291
Remeasurement: from cost to FV	(236)
Closing balance under IFRS 9	107,901
Available For Sale Investments [Member] | Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial assets [line items]
Opening balance under IAS 39	2,574,546
Addition: from interbank loans
Closing balance under IFRS 9	2,574,546
Investment In Associate And Other Companies Bladex [Member] | Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial assets [line items]
Opening balance under IAS 39	136
Remeasurement: ECL Allowance	306
Closing balance under IFRS 9	442
Investment In Associate And Other Companies Stock Exchange [Member] | Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial assets [line items]
Addition: from interbank loans
Closing balance under IFRS 9	287
Trading Investment [Member] | Financial assets at fair value through profit or loss, category [Member]
Disclosure of financial assets [line items]
Opening balance under IAS 39	485,736
Closing balance under IFRS 9	485,736
Derivatives Contracts [Member] | Financial assets at fair value through profit or loss, category [Member]
Disclosure of financial assets [line items]
Opening balance under IAS 39	2,238,647
Closing balance under IFRS 9	2,238,647
Amortised Cost [Member] | Cash And Deposit In Banks [Member]
Disclosure of financial assets [line items]
Opening balance under IAS 39	1,452,922
Addition: from interbank loans
Closing balance under IFRS 9	1,452,922
Amortised Cost [Member] | Interbank Loans Net [Member]
Disclosure of financial assets [line items]
Opening balance under IAS 39	162,213
Remeasurement: ECL Allowance	(162,213)
Closing balance under IFRS 9
Amortised Cost [Member] | Loans And Accounts Receivable From Customers [Member]
Disclosure of financial assets [line items]
Opening balance under IAS 39	26,772,544
Addition: from interbank loans	162,213
Remeasurement: ECL Allowance	(97,322)
Subtraction to FVOCI (net of allowance)	(107,846)
Closing balance under IFRS 9	$ 26,729,589